Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
D.	PROPERTY AND EQUIPMENT:

Property and Equipment consists of the following as of:

	September 30, 2021	December 31, 2020
Leasehold Improvements	$5,664	$5,664
Office Furniture and Equipment	386,297	342,692
Software	925,183	654,340
Transportation Equipment	62,424	62,424
	1,379,568	1,065,120
Accumulated Depreciation	(779,616)	(615,148)
	$599,952	$449,972

E.	PROPERTY AND EQUIPMENT:

Property and Equipment consists of the following as of December 31,:

	2020	2019
Leasehold Improvements	$5,664	$5,664
Office Furniture and Equipment	342,692	260,197
Software	654,340	560,368
Transportation Equipment	62,424	62,424
	1,065,120	888,653
Accumulated Depreciation	(615,148)	(430,622)
	$449,972	$458,031